Miscellaneous (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Judicial deposits	$ 37,377	$ 36,943
Tax credits	12,289	10,365
Prepaid property and equipment	5,936	5,967
Notes receivable	3,942	4,484
Rent deposits	3,146	2,991
Others	8,752	11,518
Miscellaneous	$ 71,442	$ 72,268